INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2015
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS, NET

NOTE 9:-  INTANGIBLE ASSETS, NET

a.      The following table shows the Company's intangible assets for the periods presented:

	December 31,
	2015	2014
Original Cost:

Technology *)	$9,111	$10,725
Backlog	1,877	1,491
Customer relationships **)	3,592	899

	$14,580	$13,115
Accumulated amortization:

Technology	$5,765	$3,592
Backlog	1,632	1,437
Customer relationships	1,064	537

	$8,461	$5,566

Amortized cost	$6,119	$7,549

*)
During 2015, the Company recorded an impairment loss of $ 3,214 and $ 2,432 related to technology purchased in 2012 from acquisitions of Ortiva Wireless Inc. and Oversi Networks Ltd. ("Oversi"), respectively, due to the Company's decision to reach end of life on the respective product lines. The impairment loss was recorded in cost of revenues.

**)
During 2015, the Company recorded an impairment loss of $ 131 related to Oversi's customer relationships, due to the Company's decision to reach end of life on the respective product line. The impairment loss was recorded in sales and marketing.

b.      Amortization expense for the years ended December 31, 2015, 2014 and 2013 was $ 2,895, $ 1,858 and $ 2,915, respectively.

c.      Estimated amortization expense for the years ending:

Year ending December 31,

2016	1,666
2017	1,488
2018	1,647
2019	1,318

Total	6,119